Stockholders' Equity, Class A Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholder's Equity [Abstract]
Loss on derivative financial instruments	$ (1,555)	$ 0	$ 0
Class A Warrants [Member]
Stockholder's Equity [Abstract]
Shares issued (in shares)	177,520
Shares to be issued upon exercise of remaining warrants (in shares)	10
November Representative Warrants [Member]
Stockholder's Equity [Abstract]
Shares issued (in shares)	9,793